Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]	below provides a rollforward of the Company’s intangible assets as of June 30, 2022 and 2021.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Licenses	Software	Total
January 1, 2022	12,985	631	1,052	176	14,844
Additions	695	263	—	97	1,055
Exchange differences	—	—	—	(7)	(7)
June 30, 2022	13,680	894	1,052	266	15,892

Accumulated Amortization
January 1, 2022	(1,069)	—	(50)	(143)	(1,262)
Amortization charge	—	—	(37)	(20)	(57)
Exchange differences	—		—	2	2
June 30, 2022	(1,069)	—	(87)	(161)	(1,317)

Net book amount as of June 30, 2022	12,611	894	965	105	14,575

Cost
January 1, 2021	11,144	—	—	168	11,312
Additions	1,300	—	600	—	1,900
Transfers	(452)	—	452	(6)	(6)
June 30, 2021	11,992	—	1,052	162	13,206

Accumulated Amortization
January 1, 2021	(1,069)	—	—	(64)	(1,133)
Amortization charge	—	—	(13)	(50)	(63)
June 30, 2021	(1,069)	—	(13)	(114)	(1,196)

Net book amount as of June 30, 2021	10,923	—	1,039	48	12,010